Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions		Dec. 31, 2021	Sep. 13, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		$ 6,858
Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles		3,800
Shareholder-backed
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts		2,815		$ 2,353
Acquired in-force (PVIF) and other intangibles		3,994		4,041
Total of deferred acquisition costs and other intangible assets		6,809		6,394
Shareholder-backed | Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles		3,782		3,851
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles		28		34
Shareholder-backed | Other intangibles
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles		184		156
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts		2,776		2,319
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts		39		34
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		$ 49		70
Discontinued US operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets			$ 14,018	13,881
Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	[1]			20,345
Continuing and discontinued operations | Shareholder-backed
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles				4,059	$ 3,170
Total of deferred acquisition costs and other intangible assets				20,275	17,409
Continuing and discontinued operations | Shareholder-backed | Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles				3,851	2,971
Continuing and discontinued operations | Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts				16,182	14,206
Continuing and discontinued operations | Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts				34	$ 33
Continuing and discontinued operations | With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets				$ 70

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.